Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Debt

The Company’s debt at June 30, 2016 consisted of the following (in thousands):

	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs	Net Carrying Amount
6.375% Senior Secured Notes due 2019	$719,465	$—	$(13,697)	$705,768
8.75% Senior Notes due 2020	930,000	6,478	(16,973)	919,505
8.875% Senior Secured Notes Due 2022	270,000	(3,154)	(978)	265,868
7.875% Senior Secured Notes Due 2022	500,000	—	(9,821)	490,179

Total Long-Term Debt	$2,419,465	$3,324	$(41,469)	$2,381,320

The Company’s debt at December 31, 2015 consisted of the following (in thousands):

	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs	Net Carrying Amount
Series C Revolving Credit Facility Due 2017	$1,440	$—	$—	$1,440
Series A, B Revolving Credit Facilities Due 2019	18,560	—	—	18,560
6.375% Senior Secured Notes due 2019	925,000	—	(20,182)	904,818
8.75% Senior Notes due 2020	930,000	7,060	(18,892)	918,168
8.875% Senior Secured Notes due 2022	300,000	(3,704)	(1,170)	295,126

Total Long-Term Debt	$2,175,000	$3,356	$(40,244)	$2,138,112

The Company’s debt at December 31, 2015 had maturity dates of 2017 and beyond and consisted of the following (in thousands):

	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs	Net Carrying Amount
Series C Revolving Credit Facility due 2017	$1,440	$—	$—	$1,440
Series A, B Revolving Credit Facilities due 2019	18,560	—	—	18,560
6.375% Senior Secured Notes due 2019	925,000	—	(20,182)	904,818
8.75% Senior Notes due 2020	930,000	7,060	(18,892)	918,168
8.875% Senior Secured Notes due 2022	300,000	(3,704)	(1,170)	295,126

Total Notes payable	$2,175,000	$3,356	$(40,244)	$2,138,112

The Company’s debt at December 31, 2014 consisted of the following (in thousands):

	Outstanding Principal	Unamortized Premium	Unamortized Deferred Financing Costs	Net Carrying Amount
Revolving credit facility due 2017	$20,000	$—	$—	$20,000
6.375% Senior Secured Notes due 2019	925,000	—	(25,316)	899,684
8.75% Senior Notes due 2020	930,000	8,155	(22,771)	915,384

Total Notes payable	$1,875,000	$8,155	$(48,087)	$1,835,068

Schedule Of Deferred Financing Activity

The following table presents deferred financing activity for the six months ended June 30, 2016 (in thousands):

	Unamortized Deferred Financing Costs
	Balance 12/31/2015	Additions	Rolled Over	Early Extinguishment	Amortized	Balance 6/30/2016
Revolving Credit Facility	$6,456	$—	$—	$—	$(1,022)	$5,434
6.375% Senior Secured Notes due 2019	20,182	—	(3,423)	(585)	(2,477)	13,697
8.75% Senior Notes due 2020	18,892	—	—	—	(1,919)	16,973
8.875% Senior Secured Notes Due 2022	1,170	—	—	(110)	(82)	978
7.875% Senior Secured Notes Due 2022	—	6,526	3,423	—	(128)	9,821

Total Deferred Financing Costs	$46,700	$6,526	$—	$(695)	$(5,628)	$46,903